Cover	Jun. 17, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43358
Entity Registrant Name	Wilco 63 Corporation
Entity Central Index Key	0002101470
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	CO Services Cayman Limited
Entity Address, Address Line Two	P.O. Box 10008
Entity Address, Address Line Three	Pavillion East
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1001
City Area Code	310
Local Phone Number	593-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	WLCOU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	WLCO
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	WLCOW
Security Exchange Name	NASDAQ